Summary of Significant Accounting Policies (Policies)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on
Form 10-K
for the period ended December 31, 2020, as filed with the SEC on March 31, 2021. The interim results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future periods.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Such estimates may be subject to change as more current information becomes available and accordingly, the actual results could differ significantly from those estimates.

Emerging Growth Company Status
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes- Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and Stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to
non-emerging
growth companies but any

such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the

Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and Stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Concentration of Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Common Stock Subject to Possible Redemption
Common Stock Subject to Possible Redemption
The Company accounts for its Common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s condensed consolidated balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.
At September 30, 2021, the Common stock reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$57,500,000
Less:
Common stock issuance costs	(5,131,593)
Plus:
Accretion of carrying value to redemption value	5,131,593

Common stock subject to possible redemption	$57,500,000

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to start-up
costs not being currently deductible, the recording of full valuation allowances on deferred tax assets and permanent differences.

Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Common Share
Net loss per share of common stock is computed by dividing net loss by the weighted average number of common shares outstanding during the period, excluding shares of common stock subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 187,500 shares of common stock that were subject to forfeiture by the Sponsor if the over-allotment option is not exercised by the underwriter (see Note 5). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

Net Income (Loss) Per Common Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per common stock is computed by dividing net income (loss) by the weighted average number of common stock outstanding for the period. The Company applies the two-class method in calculating net income (loss) per share. Accretion associated with the redeemable shares of common stock is excluded from net income (loss) per share as the redemption value approximates fair value.
The Company has not considered the effect of the rights sold in the Initial Public Offering and the private placement that convert into 795,000 common stock in the calculation of diluted loss per share, since the conversion of the rights into common stock are contingent upon the occurrence of future events. The rights are exercisable to purchase 795,000 shares of common stock in the aggregate. As of September 30, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the net income (loss) of the Company. As a result, diluted net income (loss) per common stock is the same as basic net income (loss) per common stock for the periods presented.
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from September 28, 2020 (Inception) Through September 30, 2020
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(181,797)	$(57,417)	$(415,505)	$(134,893)	$—	$(1,000)
Denominator:
Basic and diluted weighted average shares outstanding	5,750,000	1,807,500	5,491,758	1,782,885	—	—

Basic and diluted net loss per common stock	$(0.03)	$(0.03)	$(0.08)	$(0.08)	$—	$—

Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common unit / stockholders is presented in conformity with the two-class
method required for participating securities. Under the
two-class
method, the net loss attributable to common unit / stockholders is not allocated to the preferred units / stock as the holders of our convertible preferred units / stock did not have a contractual obligation to share in our losses. Under the two-class
method, net loss is attributed to common unit / stockholders and participating securities based on their participation rights.
Basic net loss per share attributable to common unit / stockholders is computed by dividing the net loss attributable to common unit / stockholders by the weighted-average number of shares of common units / stock outstanding during the period. Cumulative dividends attributable to participating securities are subtracted from net loss in determining net loss attributable to common unit / stockholders. As we have reported net losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.

Recent Accounting Pronouncements
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards
In August 2020, the FASB issued ASU
No. 2020-06,
“Debt — Debt with Conversion and

Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU
2020-06
removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU
2020-06
effective as of January 15, 2021. The adoption of ASU
2020-06
did not have an impact on the Company’s financial statements.
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021 and December 31, 2020.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consisted of legal, accounting and other expenses incurred through the balance sheet date that were directly related to the Initial Public Offering. On January 12, 2021, offering costs amounting to $4,844,093 were charged to stockholder’s equity upon the completion of the Initial Public Offering (see Note 1). As of December 31, 2020, there were $61,894 of deferred offering costs recorded in the accompanying balance sheet.

Deferred Offering Costs
Deferred offering costs consisted of legal, accounting and other expenses incurred through the balance sheet date that were directly related to the Initial Public Offering. Offering costs amounting to $5,131,593 were charged to stockholders’ equity upon the completion of the Initial Public Offering (see Note 1). As of September 30, 2021, and December 31, 2020, there were $0 and $61,894 of deferred offering costs recorded in the accompanying balance sheets.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s balance sheets, primarily due to their short-term nature.

Marketable Securities Held in Trust Account
Marketable Securities Held in Trust Account
At September 30, 2021 substantially all of the assets held in the Trust Account were held in money market funds which are invested primarily in U.S. Treasury securities. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned on marketable securities held in Trust Account in the accompanying condensed statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information. At December 31, 2020 the Company had no assets held in the Trust Account.

BETTER THERAPEUTICS OPCO [Member]
Basis of Presentation
Basis of Presentation
The financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Amounts are presented in thousands except share and per share information. Certain information and disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments consisting of normal recurring accruals considered necessary for fair presentation have been included. Operating results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the year ended December 31, 2021. Accordingly, these interim financial statements should be read in conjunction with the audited financial statements and accompanying notes for the years ended December 31, 2020 and 2019.

Basis of Presentation
The financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Amounts are presented in thousands except share and per share information.

Comprehensive Loss			Comprehensive Loss For the years ended December 31, 2020 and 2019, there was no difference between comprehensive loss and net loss.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances. Such estimates, judgments, and assumptions include estimated costs for capitalized internal-use
software, fair values of stock-based awards, valuation allowance for deferred tax assets, fair value of SAFEs and useful lives for property and equipment. Actual results could be different from these estimates. To the extent there are material differences between these estimates, judgments, or assumptions and actual results, our financial statements will be affected.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances. Such estimates, judgments, and assumptions include estimated costs for capitalized internal-use
software, fair values of stock-based awards, valuation allowance for deferred tax assets, fair value of SAFEs and useful lives for property and equipment. Actual results could be different from these estimates. To the extent there are material differences between these estimates, judgments, or assumptions and actual results, our financial statements will be affected.

Emerging Growth Company Status
Emerging Growth Company Status
We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued after the enactment of the JOBS Act until such time as those standards apply to private companies. The JOBS Act provides that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this extended transition period and, as a result, we do not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies until required by private company accounting standards.

Emerging Growth Company Status
We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued after the enactment of the JOBS Act until such time as those standards apply to private companies. The JOBS Act provides that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this extended transition period and, as a result, we do not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies until required by private company accounting standards.

Concentration of Risk
Concentration of Risk
Financial instruments that potentially subject us to credit risk consist principally of cash and cash equivalents. We maintain our cash primarily with domestic financial institutions of high credit quality, which may exceed federal deposit insurance corporation limits. We invest our cash equivalents in highly rated money market funds. We have not experienced any losses in such accounts. We believe we are not exposed to any significant credit risk on cash and cash equivalents and perform periodic evaluations of the credit standing of such institutions.

Fair Value Measurements
Fair Value Measurements
The carrying value of our financial instruments, including cash equivalents, accounts payable, accrued liabilities and notes payable approximates fair value due to their short-term nature. The Company’s investment portfolio consists of money market funds, which are carried at fair value. The company has determined the carrying value to be equal to the fair value and has classified these investments as Level 1 financial instruments.
We measure financial assets and liabilities at fair value at each reporting period using a fair value hierarchy that requires the use of observable inputs and minimizes the use of unobservable inputs. We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
Certain SAFEs are classified as Level 3 financial instruments. The balance of the SAFEs are $11,740 as of December 31, 2020, and are presented as long-term liabilities in the accompanying balance sheets.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net, are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which are generally three to five years. Expenditures for repairs and maintenance are expensed in the period incurred.
Useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Computer, equipment and software	3 years
Furniture and fixtures	5 years

Capitalized Internal-Use Software Costs
Capitalized
Internal-Use
Software Costs
Costs incurred to develop software and our platform for internal use consist primarily of direct employee-related and third-party contractor costs and are accounted for pursuant to ASC
350-40,
Internal Use Software
. Costs incurred during the preliminary planning and evaluation stage of the project are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. We capitalized $2,288 and $2,686 for software developed to meet our internal requirements during the years ended December 31, 2020 and 2019, respectively. We have not completed the application development stage and, accordingly, have not recorded amortization expense related to the capitalized internal-use
software in any of the years presented.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We review long-lived assets for impairment when circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the sum of the future undiscounted cash flows the assets are expected to generate over the remaining useful lives of the assets. If a long-lived asset fails a recoverability test, we measure the amount by which the carrying value of the asset exceeds its fair value. There were no events or changes in business circumstances during the years ended December 31, 2020 and 2019 that indicated the carrying amounts of any long-lived assets w
e
re not fully recoverable.

Advertising Expense
Advertising Expense
We recognize advertising expenses as they are incurred, and such costs are included in sales and marketing expense in the statements of operations. During the years ended December 31, 2020 and 2019, advertising expense totaled $14 and $122, respectively.

Equity-Based Compensation
Equity-Based Compensation
We account for equity-based compensation arrangements granted to employees in accordance with ASC 718, “
Compensation: Stock Compensation
”, by measuring the grant date fair value of the award and recognizing the resulting expense over the period during which the employee is required to perform service in exchange for the award. Equity-based compensation expense is only recognized for awards subject to performance conditions if it is probable that the performance condition will be achieved.
We account for equity-based compensation arrangements issued to non-employees
using the fair value approach prescribed by ASU
2018-07,
“
Compensation-Stock Compensation (ASC 718): Improvements to Nonemployee Share-Based Payment Accounting
”. The value of
non-employee
equity-based compensation is measured at the grant date using a fair value-based measure.
We estimate the fair value of each equity-based award on the date of grant using the Black-Scholes option-pricing
model. The determination of the fair value of each stock award using this option-pricing model is affected by our assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the fair value of the common unit or common stock at the date of grant, the expected term of the awards, the expected stock price volatility over the term of the awards, risk-free interest rate, and dividend yield as follows:
Fair Value of Common Units or Common Stock —
Given the absence of a public trading market, our board of directors considered numerous objective and subjective factors to determine the fair value of our common stock at each grant date. These factors included, but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the prices for our redeemable convertible preferred stock sold to outside investors; (iii) the rights and preferences of redeemable convertible preferred stock relative to common stock; (iv) the lack of marketability of our common stock; (v) developments in the business; and (vi) the likelihood of achieving a liquidity event given prevailing market conditions.
Expected Term —
The expected term represents the period that the equity-based awards are expected to be outstanding. We determine the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting
and the contractual life of the options. For stock options granted to non-employees,
the expected term equals the remaining contractual term of the option from the vesting date.
Expected Volatility —
As we had no trading history for our common stock when we granted our option awards prior to our IPO, the expected volatility was estimated by taking the average historic price volatility for industry peers, consisting of several public companies in our industry that are either similar in size, stage, or financial leverage, over a period equivalent to the expected term of the awards.
Risk-Free Interest Rate —
The risk-free interest rate is calculated using the average of the published interest rates of U.S. Treasury zero-coupon
issues with maturities that are commensurate with the expected term.
Dividend Yield —
The dividend yield assumption is zero, as we have no history of, or plans to make, dividend payments.
We account for forfeitures when they occur. For awards forfeited before completion of the requisite service period, previously recognized compensation cost is reversed in the period the award is forfeited.

Income Taxes
Income Taxes
Prior to August 14, 2020, the Company was a limited liability company taxed as a partnership. The income and losses of the Company flowed directly through to the members of the partnership. Accordingly, no provision for U.S. federal and state income taxes was reflected in the financial statements.
We account for income taxes using the asset and liability method under which deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities with consideration given to net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates that are expected to be in effect when the differences are expected to reverse.
We assess the likelihood that deferred tax assets will be recovered from future taxable income and a valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized. We adopted Accounting Standards Update (“ASU”)
No. 2015-17,
Income Taxes — Balance Sheet Classification of Deferred Taxes
, and classified our deferred income taxes as noncurrent in the balance sheets.
We recognize and measure uncertain tax positions using a
two-step
approach. The first step is to evaluate the tax position taken or expected to be taken by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained in an audit, after resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Significant judgment is required to evaluate uncertain tax positions. We evaluate our uncertain tax positions on a regular basis. Our evaluations are based on a number of factors, including changes in facts and circumstances, changes in tax law, correspondence with tax authorities during the course of the audit, and effective settlement of audit issues.

Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common unit/stockholders is presented in conformity with the two-class
method required for participating securities. Under the
two-class
method, the net loss attributable to common unit/stockholders is not allocated to the preferred units/stock as the holders of our convertible preferred units/stock did not have a contractual obligation to share in our losses. Under the two-class
method, net loss is attributed to common unit/stockholders and participating securities based on their participation rights.
Basic net loss per share attributable to common unit/stockholders is computed by dividing the net loss attributable to common unit/stockholders by the weighted-average number of shares of common units/stock outstanding during the period. Cumulative dividends attributable to participating securities are subtracted from net loss in determining net loss attributable to common unit/stockholders. As we have reported net losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.

Revenue Recognition
Revenue Recognition
On January 1, 2020, we adopted the requirements of Accounting St
a
ndards Update (“ASU”) No.
2014-09,
Revenue from Contracts with Customers
(Topic 606) (“ASC 606”) as discussed further in “Recent Accounting Pronouncements Adopted” below. ASC 606 establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. The adoption of ASC 606 also requires the adoption of ASC Subtopic
340-40,
Other Assets and Deferred Costs-Contracts with Customers
, which provides for the deferral of certain incremental costs of obtaining a contract with a customer. Collectively, references to ASC 606 used herein refer to both ASC 606 and Subtopic
340-40.
The core principle of ASC 606 is to recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. This principle is achieved through applying the following five-step approach:

•	Identification of the contract, or contracts, with a client.

•	Identification of the performance obligations in the contract.

•	Determination of the transaction price.

•	Allocation of the transaction price to the performance obligations in the contract

•	Recognition of revenue when, or as, we satisfy a performance obligation.
Our historical revenue is derived from pilot agreements with customers to provide a digital therapeutic program that includes mobile apps and health coaching services. Clients are private health insurance providers that have contracted with us to offer our solution as a free benefit offering to their covered population.
The monthly fees are recognized as earned based on the end user’s health outcomes and app usage. These pilot agreements ended during 2020.

Cost of Revenue
Cost of Revenue
Cost of revenue consists of expenses that are closely correlated or directly related to delivery of our solutions, including salaries and benefits, equity-based compensation, consultant costs and allocated overhead costs.

Segment Reporting
Segment Reporting
We operate as one operating segment as we only report financial information on an aggregate basis to the Chief Executive Officer, our chief operating decision maker, who regularly reviews financial operating results for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results, and plans for components or types of products or services below the unit level. As of December 31, 2020, all long-lived assets were in the United States.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
, which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases
, and ASU
No. 2018-11,
Leases (Topic 842), Targeted Improvements
, which affect certain aspects of the previously issued guidance. In December 2018, the FASB issued ASU
No. 2018-20,
Narrow-Scope Improvements for Lessor, Leases (Topic 842)
, which provides guidance on sales tax and other taxes collected from lessees. In December 2019, the FASB issued ASU
No. 2019-01,
Codification Improvements to Topic 842, Leases
, which affect certain aspects of the previously issued guidance. Amendments include an additional transition method that allows entities to apply the new standard on the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings, as well as a new practical expedient for lessors. Under the JOBS Act, we have elected to avail ourselves of the extended transition period and, as a result, we will adopt this standard on January 1, 2022.
In June 2018, the FASB issued ASU
No. 2018-07,
Improvements to Nonemployee Share-Based Payment Accounting
. The standard simplifies the accounting for share-based payments granted to nonemployees for goods and services and aligns most of the guidance on such payments to the nonemployees with the requirements for share-based payments granted to employees. We adopted this standard on January 1, 2020 and the adoption of this standard did not have a material impact on our financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
, which eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the FASB’s disclosure framework project. The new standard is effective for fiscal years beginning after December 15, 2019, with early adoption permitted, including interim reporting periods within those fiscal years. Our adoption of this new standard on January 1, 2020 did not have a material impact on our financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes (Topic 740).
This ASU simplifies the accounting for income taxes by, among other things, eliminating certain existing exceptions related to the general approach in ASC 740 relating to franchise taxes, reducing complexity in the interim-period accounting for year-to-date
loss limitations and changes in tax laws, and clarifying the accounting for transactions outside of business combination that result in a step-up
in the tax basis of goodwill. The transition requirements are primarily prospective, and the effective date is January 1, 2021, with early adoption permitted. We are currently evaluating the impact of this ASU on our financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt — Debt with Conversion and Other Options (ASC
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (ASC
815-40)
. ASU
2020-06
simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU
2020-06
is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in GAAP. This ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact ASU
2020-06
will have on its financial statements.